Allowance for Probable Loan Losses (Portfolio Credit Quality By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loan portfolio by credit quality indicator
Portfolio, total	$ 6,561,289	$ 6,348,172
Pass
Loan portfolio by credit quality indicator
Portfolio, total	6,126,933	5,911,001
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	64,135	6,612
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	92,976	45,662
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	253,345	321,693
Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	23,900	63,204
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,128,969	1,086,467
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	998,625	905,707
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	441
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	44,544	3,170
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	76,180	159,643
Commercial | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	9,179	17,947
Commercial Real Estate:Other Construction and Land Development
Loan portfolio by credit quality indicator
Portfolio, total	1,886,231	1,683,550
Commercial Real Estate:Other Construction and Land Development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,817,098	1,616,604
Commercial Real Estate:Other Construction and Land Development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	1,648	1,288
Commercial Real Estate:Other Construction and Land Development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	9,055	672
Commercial Real Estate:Other Construction and Land Development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	56,338	62,531
Commercial Real Estate:Other Construction and Land Development | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	2,092	2,455
Commercial Real Estate: Farmland and Commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,949,898	2,043,285
Commercial Real Estate: Farmland and Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,726,711	1,863,763
Commercial Real Estate: Farmland and Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	62,046	5,134
Commercial Real Estate: Farmland and Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	38,373	41,820
Commercial Real Estate: Farmland and Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	119,259	99,445
Commercial Real Estate: Farmland and Commercial | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	3,509	33,123
Commercial Real Estate: Multifamily
Loan portfolio by credit quality indicator
Portfolio, total	226,257	192,916
Commercial Real Estate: Multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	224,823	192,440
Commercial Real Estate: Multifamily | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	927
Commercial Real Estate: Multifamily | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	507	476
Residential First Lien
Loan portfolio by credit quality indicator
Portfolio, total	445,800	432,777
Residential First Lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	438,773	425,811
Residential First Lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		40
Residential First Lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	142
Residential First Lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	641	74
Residential First Lien | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	6,244	6,852
Residential Junior Lien
Loan portfolio by credit quality indicator
Portfolio, total	727,301	700,748
Residential Junior Lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	725,538	699,875
Residential Junior Lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		150
Residential Junior Lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	862
Residential Junior Lien | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	901	723
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	46,316	49,543
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	45,141	48,262
Consumer | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,175	1,281
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	150,517	158,886
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	150,224	158,539
Foreign | Watch - List Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 293	$ 347